Income Taxes - Schedule of Deferred Income Tax (Details) (10-K 2018) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning of the year		$ 129,812
Deferred tax assets acquired through acquisition of ZDSE			89,384
(Debited)/Credited to the statement of income (loss)	7,964	(129,322)	43,930
Exchange difference	(51)	(490)	(3,502)
End of the period/year	$ 7,913		$ 129,812